Common Stock - Summary of Share-Based Compensation Expense for Stock Options and Restricted Stock (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 211	$ 468	$ 1,649	$ 2,328	$ 3,860
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	70	222	803	1,111	1,893
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation	$ 141	$ 246	$ 846	$ 1,217	$ 1,967